Investment In Affiliate (Narrative) (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Investment in affiliate	$ 26,573	¥ 2,184,000	¥ 2,131,000
Quoted market value of investment	$ 22,472	¥ 1,847,000	¥ 1,507,000